Determination of fair value (Details 2) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of financial assets [line items]
Investments in associates measured at fair value	R$ 1,521,675	R$ 1,546,278
Increase (decrease) in fair value due to change in discount rate by 100 bps, asset	R$ 15,217
Disclosure of financial liabilities [line items]
Weighted average discount rate	0.1347
Reasonably possible increase (decrease) in variable, percent	1.00%
Increase (decrease) in fair value due to change in discount rate, liability	R$ 1,651
Beginning balance [Member]
Disclosure of financial assets [line items]
Investment funds		0	R$ 0
Securities of fair value		371,760	0
Investments in associates measured at fair value		1,546,278	1,450,704
Disclosure of financial liabilities [line items]
Other financial liabilities at fair value		116,777	R$ 571,723
Realized and unrealized gains (losses) [Member]
Disclosure of financial assets [line items]
Investment funds	0	0
Securities of fair value	72,544	108,837
Investments in associates measured at fair value	(75,564)	(91,212)
Disclosure of financial liabilities [line items]
Other financial liabilities at fair value	0	(12,424)
Purchases [Member]
Disclosure of financial assets [line items]
Investment funds	0	0
Securities of fair value	0	197,302
Investments in associates measured at fair value	51,739	0
Disclosure of financial liabilities [line items]
Other financial liabilities at fair value	112,338	106,053
Payments [Member]
Disclosure of financial assets [line items]
Investment funds	0	0
Securities of fair value	0	0
Investments in associates measured at fair value	0	0
Disclosure of financial liabilities [line items]
Other financial liabilities at fair value	(119,182)	(498,576)
Disposals
Disclosure of financial assets [line items]
Investment funds	0	0
Securities of fair value	0	0
Investments in associates measured at fair value	(1,111)	(33,126)
Disclosure of financial liabilities [line items]
Other financial liabilities at fair value	0	0
Net transfers [Member]
Disclosure of financial assets [line items]
Investment funds	277,131	0
Securities of fair value	0	65,613
Investments in associates measured at fair value	0	207,390
Disclosure of financial liabilities [line items]
Other financial liabilities at fair value	0	0
Others [Member]
Disclosure of financial assets [line items]
Investment funds	0	0
Securities of fair value	0	8
Investments in associates measured at fair value	333	12,522
Disclosure of financial liabilities [line items]
Other financial liabilities at fair value	(2,774)	(49,999)
Ending balance [Member]
Disclosure of financial assets [line items]
Investment funds	277,131	0
Securities of fair value	444,304	371,760
Investments in associates measured at fair value	1,521,675	1,546,278
Disclosure of financial liabilities [line items]
Other financial liabilities at fair value	R$ 107,159	R$ 116,777